Amplify Seymour Cannabis ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 23.8%	Shares	Value
Consumer Discretionary - 1.2%
GrowGeneration Corp. (a)	714,587	$668,210

Consumer Staples - 1.9%
Altria Group, Inc.	17,804	1,043,848

Financials - 0.7%
Chicago Atlantic BDC, Inc.	38,473	398,196

Health Care - 16.0%
Aleafia Health, Inc. (a)(b)	80,872	0
Charlotte's Web Holdings, Inc. (a)(c)	673,281	61,803
Clever Leaves Holdings, Inc. (a)	5,121	2
Cronos Group, Inc. (a)	165,312	315,746
Curaleaf Holdings, Inc. (a)	6,877,734	5,808,257
Organigram Global, Inc. (a)	155,025	209,284
SNDL, Inc. (a)	200,796	242,963
TerrAscend Corp. (a)	7,123,368	1,935,485
Tilray Brands, Inc. (a)(c)	855,102	354,354
		8,927,894

Industrials - 0.0%(d)
Hydrofarm Holdings Group, Inc. (a)	3,663	13,700

Information Technology - 4.0%
WM Technology, Inc. (a)	2,465,557	2,209,139
TOTAL COMMON STOCKS (Cost $41,732,758)		13,260,987

REAL ESTATE INVESTMENT TRUSTS - COMMON - 5.2%	Shares	Value
Financials - 0.8%
Chicago Atlantic Real Estate Finance, Inc.	32,737	457,009

Real Estate - 4.4%
Innovative Industrial Properties, Inc.	44,609	2,463,309
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,609,138)		2,920,318

SHORT-TERM INVESTMENTS - 64.1%		Value
Investments Purchased with Proceeds from Securities Lending - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	884,148	884,148

Money Market Funds - 1.5%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (e)	862,029	862,029

U.S. Treasury Bills - 61.0%	Par
4.17%, 07/29/2025 (f)	22,780,000	22,706,445
4.21%, 08/07/2025 (f)	510,000	507,776
4.23%, 08/14/2025 (f)	8,640,000	8,594,613
4.21%, 08/28/2025 (f)	1,879,000	1,865,922
4.22%, 09/04/2025 (f)	311,000	308,615
		33,983,371
TOTAL SHORT-TERM INVESTMENTS (Cost $35,731,603)		35,729,548

TOTAL INVESTMENTS - 93.1% (Cost $81,073,499)		51,910,853
Other Assets in Excess of Liabilities - 6.9%		3,862,568
TOTAL NET ASSETS - 100.0%		$55,773,421
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $326,881.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	The rate shown is the annualized effective yield as of June 30, 2025.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	$927,624	$57,131
AYR Wellness, Inc. Warrant Expires 06/27/2026	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/26/2026	1,370	10
Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	341,714	53,985
Cannabist Co. Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	381,653	23,101
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/26/2026	144,678	4,973
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	4,253,099	146,205
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	5,158,026	769,198
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/26/2026	706,509	66,757
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	10,288,636	972,174
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	1,194,491	149,674
MariMed, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	601,428	(14,367)
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	1,116,371	(9,667)
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/26/2026	589,783	18,822
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	8,127,455	259,393
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	3,123,596	(25,426)
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	880,068	61,143
Net Unrealized Appreciation (Depreciation)							$$2,533,106

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.
SOFR - Secured Overnight Financing Rate was 4.45% as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Seymour Cannabis ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	13,260,985	2	0	13,260,987
Real Estate Investment Trusts - Common	2,920,318	–	–	2,920,318
Investments Purchased with Proceeds from Securities Lending	884,148	–	–	884,148
Money Market Funds	862,029	–	–	862,029
U.S. Treasury Bills	–	33,983,371	–	33,983,371
Total Investments	17,927,480	33,983,373	0	51,910,853

Other Financial Instruments:
Total Return Swaps*	–	2,582,566	–	2,582,566
Total Other Financial Instruments	–	2,582,566	–	2,582,566

Liabilities:
Other Financial Instruments:
Total Return Swaps*	–	(49,460)	–	(49,460)
Total Other Financial Instruments	–	(49,460)	–	(49,460)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.